Equity in the Eecp Business (Details) - VASO CORPORATION [Member] - USD ($)	1 Months Ended	12 Months Ended
	May 20, 2020	Dec. 31, 2022	Dec. 31, 2021
Equity in the Eecp Business (Details) [Line Items]
Sale of stock percentage	(51.00%)
Company closed on the sale	$ 1,150,000
EECP global income (loss)		$ 154,000	$ 73,000
Receivable from related parties		$ 403,000	$ 46,000